Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	7,326,654
Proposed Maximum Offering Price per Unit	10.219
Maximum Aggregate Offering Price	$ 74,871,077.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,339.70
Offering Note	Consists of (i) up to 7,102,254 shares of common stock issuable upon exercise of the public warrants and (ii) up to 224,400 shares of common stock issuable upon exercise of the private warrants. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $10.219, which is the average of the high and low prices of the common stock on September 26, 2025 on the Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Private Warrants
Amount Registered | shares	224,400
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of the Registrant's warrants to purchase shares of common stock originally issued in connection with the initial public offering of B. Riley Principal Merger Corp. II. The registration fee with respect to the private warrants has been allocated to the underlying shares of the Registrant's common stock issuable upon exercise of such private warrants, as described in footnote (1). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.